Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2011
Supplement Text Block	bfi_SupplementTextBlock
Bridgeway Funds, Inc.

Ultra-Small Company Fund (BRUSX)
Ultra-Small Company Market Fund (BRSIX)
Micro-Cap Limited Fund (BRMCX)
Small-Cap Momentum Fund (BRSMX)
Small-Cap Value Fund (BRSVX)

Supplement dated March 30, 2012 to the Prospectus dated October 31, 2011

Ultra-Small Company Fund

The text and table with respect to the Ultra-Small Company Fund under the heading “Fees and Expenses of the Fund” on page 12 of the Prospectus are replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. They are not direct costs paid by Fund shareholders. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and/or Service (12b-1)Fees	None
Acquired Fund Fees and Expenses	0.13%
Other Expenses	0.28%
Total Annual Fund Operating Expenses[1]	1.31%
[1] The Total Annual Fund Operating Expenses in this table have been restated to reflect revised Acquired Fund Fees and Expenses.

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$133	$415	$718	$1,579

Ultra-Small Company Market Fund

The text and table with respect to the Ultra-Small Company Market Fund under the heading “Fees and Expenses of the Fund” on page 16 of the Prospectus are replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. They are not direct costs paid by Fund shareholders. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees (as a percentage of amount redeemed for shares held less than six months)	2.00%
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses	0.13%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and/or Expense Reimbursement [1]	(0.04%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	0.88%
[1]Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.75%. Acquired Fund Fees and Expenses are not included in the 0.75% expense limitation. Any material change to this Fund policy would require a vote by shareholders.
[2] The Total Annual Fund Operating Expenses in this table have been restated to reflect revised Acquired Fund Fees and Expenses.

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Micro-Cap Limited Fund

The text and table with respect to the Micro-Cap Limited Fund under the heading “Fees and Expenses of the Fund” on page 20 of the Prospectus are replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. They are not direct costs paid by Fund shareholders. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%[1]
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses	0.03%
Other Expenses	0.68%
Total Annual Fund Operating Expenses[2]	1.61%
[1]The management fee for the Fund has been restated to reflect only the base management fee payable under the Fund's performance-based management fee structure. The total actual management fee for the fiscal year ended June 30, 2011 was
-0.36% (see page 68 for more details). The actual total management fee for the prior fiscal year was negative due to the negative performance adjustment of the investment management fee under the Fund's performance-based management fee structure. As a result of the restatement, the management fee shown in the table above will be higher than that included in the expense ratio shown in the Financial Highlights table for the Fund.
[2]The Total Annual Fund Operating Expenses in this table have been restated to reflect revised Acquired Fund Fees and Expenses.

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$164	$508	$876	$1,911

Small-Cap Momentum Fund

The text and table with respect to the Small-Cap Momentum Fund under the heading “Fees and Expenses of the Fund” on page 24 of the Prospectus are replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. They are not direct costs paid by Fund shareholders. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees (as a percentage of amount redeemed for shares held less than 6 months)	2.00%
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses	0.04%
Other Expenses	4.88%
Total Annual Fund Operating Expenses	5.47%
Fee Waiver and/or Expense Reimbursement [1]	(4.53%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	0.94%

[1]Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.90%. Acquired Fund Fees and Expenses are not included in the 0.90% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.
[2] The Total Annual Fund Operating Expenses in this table have been restated to reflect revised Acquired Fund Fees and Expenses.

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Small-Cap Value Fund

The text and table with respect to the Small-Cap Value Fund under the heading “Fees and Expenses of the Fund” on page 31 of the Prospectus are replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. They are not direct costs paid by Fund shareholders. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses	0.10%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and/or Expense Reimbursement [1]	(0.00%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	0.97%
[1] Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.94%. Acquired Fund Fees and Expenses are not included in the 0.94% expense limitation. Any material change to this Fund policy would require a vote by shareholders.
[2]The Total Annual Fund Operating Expenses in this table have been restated to reflect revised Acquired Fund Fees and Expenses.

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$99	$309	$536	$1,190

Ultra-Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	bfi_SupplementTextBlock	Ultra-Small Company Fund

The text and table with respect to the Ultra-Small Company Fund under the heading “Fees and Expenses of the Fund” on page 12 of the Prospectus are replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. They are not direct costs paid by Fund shareholders. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and/or Service (12b-1)Fees	None
Acquired Fund Fees and Expenses	0.13%
Other Expenses	0.28%
Total Annual Fund Operating Expenses[1]	1.31%
[1] The Total Annual Fund Operating Expenses in this table have been restated to reflect revised Acquired Fund Fees and Expenses.

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$133	$415	$718	$1,579

Ultra-Small Company Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	bfi_SupplementTextBlock	Ultra-Small Company Market Fund

The text and table with respect to the Ultra-Small Company Market Fund under the heading “Fees and Expenses of the Fund” on page 16 of the Prospectus are replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. They are not direct costs paid by Fund shareholders. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees (as a percentage of amount redeemed for shares held less than six months)	2.00%
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses	0.13%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and/or Expense Reimbursement [1]	(0.04%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	0.88%
[1]Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.75%. Acquired Fund Fees and Expenses are not included in the 0.75% expense limitation. Any material change to this Fund policy would require a vote by shareholders.
[2] The Total Annual Fund Operating Expenses in this table have been restated to reflect revised Acquired Fund Fees and Expenses.

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Micro-Cap Limited Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	bfi_SupplementTextBlock	Micro-Cap Limited Fund

The text and table with respect to the Micro-Cap Limited Fund under the heading “Fees and Expenses of the Fund” on page 20 of the Prospectus are replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. They are not direct costs paid by Fund shareholders. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%[1]
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses	0.03%
Other Expenses	0.68%
Total Annual Fund Operating Expenses[2]	1.61%
[1]The management fee for the Fund has been restated to reflect only the base management fee payable under the Fund's performance-based management fee structure. The total actual management fee for the fiscal year ended June 30, 2011 was
-0.36% (see page 68 for more details). The actual total management fee for the prior fiscal year was negative due to the negative performance adjustment of the investment management fee under the Fund's performance-based management fee structure. As a result of the restatement, the management fee shown in the table above will be higher than that included in the expense ratio shown in the Financial Highlights table for the Fund.
[2]The Total Annual Fund Operating Expenses in this table have been restated to reflect revised Acquired Fund Fees and Expenses.

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$164	$508	$876	$1,911

Small-Cap Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	bfi_SupplementTextBlock	Small-Cap Momentum Fund

The text and table with respect to the Small-Cap Momentum Fund under the heading “Fees and Expenses of the Fund” on page 24 of the Prospectus are replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. They are not direct costs paid by Fund shareholders. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees (as a percentage of amount redeemed for shares held less than 6 months)	2.00%
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1)Fees	None
Acquired Fund Fees and Expenses	0.04%
Other Expenses	4.88%
Total Annual Fund Operating Expenses	5.47%
Fee Waiver and/or Expense Reimbursement [1]	(4.53%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	0.94%

[1]Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.90%. Acquired Fund Fees and Expenses are not included in the 0.90% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.
[2] The Total Annual Fund Operating Expenses in this table have been restated to reflect revised Acquired Fund Fees and Expenses.

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	bfi_SupplementTextBlock	Small-Cap Value Fund

The text and table with respect to the Small-Cap Value Fund under the heading “Fees and Expenses of the Fund” on page 31 of the Prospectus are replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. They are not direct costs paid by Fund shareholders. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses	0.10%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and/or Expense Reimbursement [1]	(0.00%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	0.97%
[1] Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.94%. Acquired Fund Fees and Expenses are not included in the 0.94% expense limitation. Any material change to this Fund policy would require a vote by shareholders.
[2]The Total Annual Fund Operating Expenses in this table have been restated to reflect revised Acquired Fund Fees and Expenses.

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$99	$309	$536	$1,190